Equity - Common Stock (Details)		6 Months Ended
	Jun. 24, 2024 $ / shares shares	Jun. 30, 2024 Vote $ / shares shares	Jun. 25, 2024 shares	Dec. 31, 2023 $ / shares shares
Equity
Common stock, shares authorized		100,000,000		100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Conversion of stock, equivalent common stock shares upon conversion	12,165,889
Conversion of shares issued	4,879,067
Common stock, shares outstanding	14,692,820	14,806,820	14,692,820	4,639,643
Exchange ratio	0.40
Common stock, votes per share | Vote		1
Series A Preferred Stock
Equity
Conversion of stock	371,715
Series A-1 Preferred Stock
Equity
Conversion of stock	1,228,492